Revenue Recognition - Schedule of Disaggregation of Resident Fees and Services Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 200,345	$ 148,927	$ 603,989	$ 568,475
Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	100.00%	100.00%
Room and rents
Disaggregation of Revenue [Line Items]
Total revenues	$ 164,366	$ 120,410
Room and rents | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	82.00%	80.90%
Non-refundable entrance fee amortization
Disaggregation of Revenue [Line Items]
Total revenues	$ 27,203	$ 24,006
Non-refundable entrance fee amortization | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	13.60%	16.10%
Ancillary and other services
Disaggregation of Revenue [Line Items]
Total revenues	$ 8,776	$ 4,511	$ 16,711	$ 15,542
Ancillary and other services | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	4.40%	3.00%